Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net income	$ 5,119	$ 1,829	$ 5,705
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,469	10,293	9,729
Deferred income taxes	(4,105)	(434)	2,145
Gain on asset dispositions	(1,043)	(602)	(2,222)
Stock-based compensation	589	808	745
Net changes in operating assets and liabilities:
Accounts receivable	(224)	(599)	339
Inventory of parts and supplies	(40)	(44)	(31)
Prepaid expenses	(1,418)	198	(98)
Other assets	(64)	14	132
Accounts payable and accrued liabilities	(490)	(545)	(448)
Income taxes payable and receivable	(31)	(255)	(146)
Long-term insurance liabilities and other long-term liabilities	10	(3)	(895)
Net cash provided by operating activities	7,772	10,660	14,955
Cash flows from investing activities:
Purchase of property and equipment	(4,656)	(6,332)	(11,503)
Purchase of Treasury bills	(17,235)	0	0
Proceeds from the sale of property, plant and equipment	2,082	956	3,155
Net cash used in investing activities	(19,809)	(5,376)	(8,348)
Cash flows from financing activities:
(Decrease) increase in bank overdrafts	625	0	(773)
Proceeds from borrowing on revolving credit facility	0	0	13,536
Payments on revolving credit facility	0	0	(13,536)
Excess tax benefits from exercise of stock options	0	0	171
Proceeds from exercised stock options	124	0	0
Net cash provided by (used in) financing activities	749	0	(602)
Net increase (decrease) in cash and cash equivalents	(11,288)	5,284	6,005
Cash and cash equivalents at beginning of year	11,289	6,005	0
Cash and cash equivalents at end of the year	1	11,289	6,005
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	33	53	74
Cash paid during the year for Income taxes	$ 1,427	$ 1,578	$ 1,909